Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

13.                               Accounts Payable and Accrued Liabilities

	December 31, 2012	December 31, 2013
Trade payables	$2,170	$6,063
Machinery and equipment payables	3,788	2,270
Accrued expenses	7,514	8,669
Value added tax payable	167	208
Other tax payable	617	576
Withholding personal income tax	1,240	1,511
Bonus and benefit payables	6,776	5,244
Other payables	2,506	3,496
Total	$24,778	$28,037